Fair Value of Financial Instruments - Schedule of Fair Value Reconciliation of Level 3 Liabilities Measured (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Beginning balance	$ 3,661	$ 39,930
Issuance of warrants	196,236		$ 156,725
Change in fair value of derivative liabilities	(155,955)	(36,269)	(116,795)
Ending balance	$ 43,942	$ 3,661	$ 39,930